Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of consolidated adjusted EBITDA [abstract]
Depreciation on lease assets	€ 13,227
Interest cost on leases	€ 2,635